Short Term Loans (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 15, 2020	Sep. 17, 2020
Short Term Loans (Textual)
Issuance of promissory note	$ 605
Interest at a rate percentage	12.00%
Maturity date	Sep. 14, 2021
Original issuance of discount amount	$ 60
Issuinance of expenses	$ 40
Common Stock, issued	141,812
Common stock issued for consideration of commitment fees	33,000	33,000
Net proceeds amount	$ 505